Liquidity (Tables)	12 Months Ended
Dec. 31, 2020
Financial Liabilities
Schedule of Group Liquidity

€ millions	2020	2019	∆
/ Cash and cash equivalents	5,311	5,314	-4
Current time deposits and debt securities	1,470	67	1,402
Group liquidity	6,781	5,382	1,399
Current financial debt	-1,482	-2,529	1,046
Non-current financial debt	-11,801	-11,139	-662
Financial debt	-13,283	-13,668	384
Net debt (–)	-6,503	-8,286	1,783

Schedule of Cash and Cash Equivalents

€ millions	2020			2019
	Current	Non-Current	Total	Current	Non-Current	Total
Cash at banks	2,732	0	2,732	2,877	0	2,877
Time deposits	927	0	927	1,093	0	1,093
Money market and other funds	1,655	0	1,655	1,347	0	1,347
Expected credit loss allowance	-3	0	-3	-3	0	-3
/ Cash and cash equivalents	5,311	0	5,311	5,314	0	5,314

Schedule of Non-Derivative Financial Debt Investments

€ millions	2020			2019
	Current	Non-Current	Total	Current	Non-Current	Total
Time deposits	1,448	0	1,448	44	0	44
Debt securities	24	0	24	27	0	27
Financial instruments related to employee benefit plans	0	162	162	0	183	183
Loans and other financial receivables	83	107	190	100	117	217
Expected credit loss allowance	-3	0	-3	-3	0	-3
Non-derivative financial debt investments	1,552	269	1,822	167	300	467
/ Other financial assets	1,635	3,512	5,147	297	2,336	2,633
Non-derivative financial debt investments as % of / other financial assets	95	8	35	56	13	18

Schedule of Financial Debt

€ millions	2020					2019
	Nominal Volume		Carrying Amount			Nominal Volume		Carrying Amount
	Current	Non-Current	Current	Non-Current	Total	Current	Non-Current	Current	Non-Current	Total
Bonds	500	9,844	500	9,868	10,369	1,150	8,367	1,150	8,283	9,433
Private placement transactions	0	707	0	742	742	258	772	259	808	1,067
Commercial Papers	930	0	931	0	931	1,100	0	1,100	0	1,100
Bank loans	52	1,250	52	1,250	1,302	21	2,000	22	1,995	2,017
Financial debt	1,482	11,801	1,484	11,860	13,344	2,529	11,139	2,531	11,086	13,617
/ Financial liabilities			2,348	13,605	15,953			3,273	12,923	16,196
Financial debt as % of / financial liabilities			63	87	84			77	86	84

Schedule of Reconciliation of Liabilities Arising From Financial Activities

€ millions	1/1/2020	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2020
			Combinations	Currency	Changes
Current financial debt	2,529	-2,282	2	-17	0	1,251	1,482
Non-current financial debt	11,139	2,000	1	-88	0	-1,251	11,801
Financial debt (nominal volume)	13,668	-282	2	-105	0	0	13,283
Basis adjustment	13	0	0	-4	117	0	126
Transaction costs	-64	-16	0	0	0	14	-66
Financial debt (carrying amount)	13,616	-298	2	-109	117	14	13,344
Accrued interest	67	0	0	0	0	-6	61
Interest rate swaps	7	0	0	2	-123	0	-114
Lease[1]	2,204	-378	15	-125	0	404	2,120
Total liabilities from financing activities	15,895	-675	17	-233	-5	413	15,411

[1] Other includes new lease liabilities

€ millions	1/1/2019	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2019
			Combinations	Currency	Changes
Current financial debt	759	-188	0	-6	0	1,963	2,529
Non-current financial debt	10,572	2,500	0	30	0	-1,963	11,139
Financial debt (nominal volume)	11,331	2,312	0	25	0	0	13,668
Basis adjustment	42	0	0	1	-30	0	13
Transaction costs	-70	0	0	0	0	5	-64
Financial debt (carrying amount)	11,303	2,312	0	25	-30	5	13,616
Accrued interest	47	0	0	1	0	19	67
Interest rate swaps	-7	0	0	0	14	0	7
Lease[1]	2,168	-403	52	38	0	348	2,204
Total liabilities from financing activities	13,512	1,910	52	64	-16	373	15,895

[1] Other includes new lease liabilities

Bonds
Financial Liabilities
Schedule of Financial Debt

	2020							2019
	Maturity	Issue Price	Coupon Rate	Effective Interest	Nominal Volume		Carrying	Carrying
				Rate	(in respective		Amount	Amount
					currency		(in € millions)	(in € millions)
					in millions)
Eurobond 8 – 2014	2023	99.478%	1.125% (fix)	1.24%		€1,000	998	997
Eurobond 9 – 2014	2027	99.284%	1.750% (fix)	1.87%		€1,000	1,006	985
Eurobond 11 – 2015	2020	100.000%	0.000% (var.)	0.07%		€650	0	650
Eurobond 12 – 2015	2025	99.264%	1.000% (fix)	1.13%		€600	597	596
Eurobond 14 – 2018	2021	100.519%	0.000% (var.)	-0.15%		€500	500	501
Eurobond 15 – 2018	2026	99.576%	1.000% (fix)	1.06%		€500	498	498
Eurobond 16 – 2018	2030	98.687%	1.375% (fix)	1.50%		€500	510	491
Eurobond 17 – 2018	2020	100.024%	0.000% (var.)	-0.01%		€500	0	500
Eurobond 18 – 2018	2022	99.654%	0.250% (fix)	0.36%		€900	899	898
Eurobond 19 – 2018	2024	99.227%	0.750% (fix)	0.89%		€850	845	844
Eurobond 20 – 2018	2028	98.871%	1.250% (fix)	1.38%		€1,000	1,009	982
Eurobond 21 – 2018	2031	98.382%	1.625% (fix)	1.78%		€1,250	1,279	1,224
Eurobond 22 – 2020	2023	99.794%	0.000% (fix)	0.07%		€600	599	0
Eurobond 23 – 2020	2026	99.200%	0.125% (fix)	0.26%		€600	596	0
Eurobond 24 – 2020	2029	98.787%	0.375% (fix)	0.51%		€800	789	0
Eurobonds							10,125	9,166
USD bond - 2018	2025	100.000%	0.721% (var.)	0.83%	US$	300	243	267
Bonds							10,369	9,433

Private placements
Financial Liabilities
Schedule of Financial Debt

	2020						2019
	Maturity	Coupon Rate	Effective Interest	Nominal Volume		Carrying Amount	Carrying Amount
			Rate	(in respective		(in € millions)	(in € millions)
				currency in
				millions)
U.S. private placements
Tranche 6 – 2012	2020	2.82% (fix)	2.86%	US$	290	0	259
Tranche 7 – 2012	2022	3.18% (fix)	3.22%	US$	444.5	373	406
Tranche 8 – 2012	2024	3.33% (fix)	3.37%	US$	323	281	305
Tranche 9 – 2012	2027	3.53% (fix)	3.57%	US$	100	88	97
Private placements						742	1,067